Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Provisions [line items]
Decommissioning liability		$ 107.2	$ 115.7	$ 172.6
Office lease provision	[1]	0.0	0.7
Total		107.2	116.4
Current portion		8.9	20.4
Non-current portion		$ 98.3	$ 96.0

[1]	The office lease provision represented the leased office space which expired in January 2025.